Note 35 - Group Entities - Subsidiaries of the Company (Details) - USD ($) $ in Thousands			12 Months Ended
		Nov. 05, 2018	Dec. 31, 2019		Dec. 31, 2018
Caledonia Holdings Zimbabwe (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%		100.00%
Caledonia Holdings Zimbabwe (Private) Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets
Caledonia Mining Services Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%		100.00%
Caledonia Mining Services Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets
Fintona Investments Proprietary Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%		100.00%
Fintona Investments Proprietary Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets			$ (14,859)		$ (14,859)
Caledonia Mining South Africa Proprietary Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%		100.00%
Caledonia Mining South Africa Proprietary Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets			$ 1,750		$ (565)
Greenstone Management Services Holdings Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%		100.00%
Greenstone Management Services Holdings Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets			$ 14,902		$ 9,813
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership		64.00%	49.00%	[1]	49.00%	[1]
Blanket Mine (1983) (Private) Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets			$ (400)
Blanket Employee Trust Services (Private) Limited (BETS) [member]
Statement Line Items [Line Items]
Percentage of ownership	[2]
Blanket Employee Trust Services (Private) Limited (BETS) [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets	[2]

[1]	Refer to Note 6, for the effective shareholding. NCI has a 16.2% interest in cash flows of Blanket only.
[2]	BETS and the Employee Trust are consolidated as structured entities.